Summary of Business and Significant Accounting Policies - Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jul. 01, 2020	Jun. 30, 2020
Accounting Policies [Abstract]
Lease liability	$ 42,051	$ 41,300
Operating lease right-of-use assets	$ 29,182	$ 29,700	$ 0